CONVERTIBLE NOTES PAYABLE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument, Redemption [Line Items]
Stated Interest Rate	8.00%	8.00%
Principal Balance Outstanding	$ 0	$ 740,000
Convertible Notes Payable Issuance One [Member]
Debt Instrument, Redemption [Line Items]
Issue Date	Nov. 14, 2012
Maturity Date	Jun. 03, 2013
Stated Interest Rate	10.00%
Conversion Terms	Fixed at $0.10
Principal Balance Outstanding	0	600,000
Convertible Notes Payable Issuance Two [Member]
Debt Instrument, Redemption [Line Items]
Issue Date	Oct. 04, 2011
Maturity Date	Sep. 06, 2014
Stated Interest Rate	20.00%
Conversion Terms	$0.05 subject to adjustments
Principal Balance Outstanding	$ 0	$ 140,000